Divestitures and Assets Held for Sale (Details 1) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Divestitures and Assets Held For Sale (Textuals) [Abstract]
Purchase price for divestiture of business/controlling interest	$ 1,500
Proceeds from divestitures of businesses		10	1,450
Contingent receivable for divestiture of business		40
Revenues generated by the Neurovascular business as a percentage of our consolidated net sales		122	141	340
Gain on divestiture of business		15	778
Gain on divestiture of business, net of tax			545
Proceeds from divestiture of business, excluding amounts placed in escrow	1,426
Amount Placed In Escrow Included In Proceeds From Divestiture Of Business	$ 24